Mortgage-backed Securities Available for Sale	12 Months Ended
Sep. 30, 2011
Mortgage-backed Securities Available for Sale [Abstract]
MORTGAGE-BACKED DECURITIES AVAILABLE FOR SALE

(4) MORTGAGE-BACKED SECURITIES AVAILABLE FOR SALE

The following tables present a summary of mortgage-backed securities available for sale. Dollar amounts are expressed in thousands.

	September 30, 2011
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value
Pass-through certificates guaranteed by GNMA – fixed rate	$86	3	—	89
Pass-through certificates guaranteed by FNMA – adjustable rate	174	6	—	180
FHLMC participation certificates:
Fixed rate	268	25	—	293
Adjustable rate	146	7	—	153

Total	$674	41	—	715

	September 30, 2010
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value
Pass-through certificates guaranteed by GNMA – fixed rate	$98	3	—	101
Pass-through certificates guaranteed by FNMA – adjustable rate	186	7	—	193
FHLMC participation certificates:
Fixed rate	403	34	—	437
Adjustable rate	173	7	—	180

Total	$860	51	—	911

There were no sales of mortgage-backed securities available for sale during the year ended September 30, 2011. During the year ended September 30, 2010, the Company realized gross gains of $1.4 million and gross losses of $8,000 on the sale of mortgage-backed securities available for sale. There were no sales of mortgage-backed securities available for sale during the year ended September 30, 2009.

During the year ended September 30, 2010, the Bank transferred two mortgage-backed securities with a total amortized cost of $8.4 million from the held to maturity category to the available for sale category. The amortized cost of the securities approximated its market value; thus, there were no unrealized gains or losses at the date of transfer. The decision was made to transfer the securities after it was determined that there was a significant deterioration in the issuer’s creditworthiness, as ratings agencies had downgraded the securities to below investment grade. The mortgage-backed securities were subsequently sold during the year ended September 30, 2010. The Bank recognized a gain of $39,000 and a loss of $8,000 on the sale of these securities.

The scheduled maturities of mortgage-backed securities available for sale at September 30, 2011, are presented in the following table. Dollar amounts are expressed in thousands.

	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value
Due from five to ten years	$268	25	—	293
Due after ten years	406	16	—	422

Total	$674	41	—	715

Actual maturities of mortgage-backed securities available for sale may differ from scheduled maturities depending on the repayment characteristics and experience of the underlying financial instruments, on which borrowers have the right to prepay certain obligations.

The principal balances of mortgage-backed securities available for sale that are pledged to secure certain obligations of the Bank as of September 30 are as follows. Dollar amounts are expressed in thousands.

	September 30, 2011
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value
Customer deposit accounts	$494	29	—	523

	September 30, 2010
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value
Customer deposit accounts	$447	20	—	467